Warrants 2 (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants: Number of Shares
[custom:PrefundedWarrantsIssuedDuringPeriod]	541,227
Warrant [Member]
Warrants: Number of Shares
Oustanding, shares	3,664,168	546,336	2,053,145
[custom:PrefundedWarrantsIssuedDuringPeriod]	541,227
Warrants Excercised During Period	(541,227)	(1,506,809)	(3,321,226)
[custom:WarrantsCanceledDuringPeriod]	(48,395)		(1,089,474)
[custom:WarrantsIssuedDuringPeriod]	3,166,227		5,374,371
Outstanding, shares	546,336	2,053,145	1,089,474
Warrants: Exercise price per share
Warrant Exercise Price Per Share Forfeited	$ 3.75
Warrants: Weighted average exercise price
Temporary Equity, Redemption Price Per Share	1.17	$ 2.66	$ 2.63
Warrant Exercise During Period		2.63	2.62
[custom:WarrantsGrantedDuringPeriod]			2.62
Outstanding, weighted average exercise price	2.66	2.63	4.00
Outstanding, exercise price			4.00
Warrant Exercise Price Per Share Exercised	0.0001
Warrant [Member] | Minimum [Member]
Warrants: Exercise price per share
Warrant Exercise Price Per Share Forfeited			4.00
Warrant Exercise Price Per Share Granted		0.9475	2.50
Warrant Exercise Price Per Share Granted Prefunded		0.0001
Warrants: Weighted average exercise price
Outstanding, exercise price	2.50	2.50
Warrant Exercise Price Per Share Exercised		2.50	2.50
Outstanding, exercise price	0.9475	2.50	2.50
Warrant [Member] | Maximum [Member]
Warrants: Exercise price per share
Warrant Exercise Price Per Share Granted			5
Warrants: Weighted average exercise price
Outstanding, exercise price	5.00	5.00
Warrant Exercise Price Per Share Exercised		5.00	5
Outstanding, exercise price	$ 5.00	$ 5.00	$ 5.00